Leases - Summary of supplemental information related to operating leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Leases [Abstract]
Operating lease right-of-use assets, net	¥ 89,022	$ 12,538	¥ 78,405
Operating lease liabilities - current	¥ 38,842		¥ 35,562
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Liabilities, Current	Liabilities, Current	Liabilities, Current
Operating lease liabilities - non-current	¥ 49,337	$ 6,949	¥ 43,635
Total operating lease liabilities	¥ 88,179		¥ 79,197
Weighted average remaining lease term	2 years 10 months 24 days	2 years 10 months 24 days	3 years
Weighted average discount rate	3.72%	3.72%	3.91%